TAXES ON INCOME (Schedule of reconciliation of effective income tax rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
benefit from income taxes at the Israeli statutory tax rate, Amount	$ 1,409	$ 2,433	$ 6,265
benefit from income taxes at the Israeli statutory tax rate, Percent	23.00%	23.00%	23.00%
Changes in valuation allowances, Amount	$ (8,714)	$ (1,878)	$ (3,218)
Changes in valuation allowances, Percent	(142.00%)	(18.00%)	(12.00%)
Non-deductible items, Amount	$ 30	$ 188	$ 436
Non-deductible items, Percent	1.00%	2.00%	2.00%
Difference resulting from using NIS as the measurement basis for tax purposes, Amount	$ 7,275	$ (743)	$ (3,483)
Difference resulting from using NIS as the measurement basis for tax purposes, Percent	119.00%	(7.00%)	(13.00%)
Total tax provision and effective tax rate, Amount	$ 0	$ 0	$ 0
Total tax provision and effective tax rate, Percent	0.00%	0.00%	0.00%